SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade payable	$ 175,669	$ 188,862	$ 174,475	$ 48,149
Salary payable	423,000	393,000	278,000	158,000
Accrued interest	133,572	101,769	60,669	34,872
Other current liabilities	315,303	265,020	376,317	142,477
Accounts payable and accrued liabilities	$ 1,047,544	$ 948,651	889,461	383,526
Bank overdraft				$ 28
Revision of Prior Period, Adjustment [Member]
Trade payable			174,475
Salary payable			278,000
Accrued interest			60,669
Other current liabilities			26,817
Accounts payable and accrued liabilities			$ 539,961